Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of Earnings Per Equity Share

	Year ended March 31,
	2024		2025		2026
Profit attributable to equity holders of the Company	₹	110,452	₹	131,354	₹	131,974
Weighted average number of equity shares outstanding		10,576,571,110		10,456,741,552		10,476,247,846
Basic earnings per equity share	₹	10.44	₹	12.56	₹	12.60

	Year ended March 31,
	2024		2025		2026
Profit attributable to equity holders of the Company	₹	110,452	₹	131,354	₹	131,974
Weighted average number of equity shares outstanding		10,576,571,110		10,456,741,552		10,476,247,846
Effect of dilutive equivalent share options		34,853,518		32,197,840		27,175,090
Weighted average number of equity shares for diluted earnings per share		10,611,424,628		10,488,939,392		10,503,422,936
Diluted earnings per equity share	₹	10.41	₹	12.52	₹	12.56